Risk management	12 Months Ended
Dec. 31, 2024
Risk Management
Risk management

5	Risk management

5.1	Financial Risk Management

Financial risk factors

The Company's activities are affected by the Brazilian economic scenario, making it exposed to market risk (exchange rate and interest rate), credit risk and liquidity risk. Financial risk management is focused on the unpredictability of financial markets and seeks to minimize potential adverse effects on financial performance.

(a)	Market risk

Foreign currency risk

Foreign exchange exposure implies market risks associated with currency fluctuations, since the Company has foreign currency-denominated liabilities, arising from long-term funding, in development institutions, at more attractive interest rates, in U.S. dollars and Yen.

The management of currency exposure considers several current and projected economic factors, besides market conditions.

This risk arises from the possibility that the Company may incur losses due to exchange rate fluctuations that would impact liability balances of foreign currency-denominated borrowings and financing and related financial expenses. The Company contracted hedge transactions in 2024 to protect itself against such risk, according to Note 5.1 (d).

Part of the financial debt, totaling R$ 3,366,723 as of December 31, 2024 (R$ 2,785,853 as of December 31, 2023), is indexed to the U.S. dollar and Yen. The exposure to exchange risk is as follows:

	December 31, 2024		December 31, 2023
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$

Borrowings and financing – US$	303,978	1,882,323	280,188	1,356,474
Borrowings and financing – Yen*	36,787,581	1,486,394	41,078,385	1,405,702
Interest and charges from borrowings and financing – US$		24,030		15,510
Interest and charges from borrowings and financing – Yen		8,364		8,167
Total exposure		3,401,111		2,785,853
Borrowing cost – US$		(42,510)		(37,520)
Borrowing cost – Yen		(2,236)		(2,442)
Total foreign-currency denominated borrowings (Note 18)		3,356,365		2,745,891
(*)	Debt in Yen measured at fair value as part of the hedge contract, as detailed in Note 5.1(d).

The table below shows the prices and exchange variations in the period:

	December 31, 2024	December 31, 2023	Variation
US$	R$ 6.1923	R$ 4.8413	27.9%
Iene	R$ 0.03947	R$ 0.03422	15.3%

Borrowings and financing increased R$ 574,953 in 2024 (a decrease of R$ 309,854 in 2023), see Note 18 (ii). As of December 31, 2024, if the Brazilian real had depreciated or appreciated by 10 percentage points, in addition to the impacts already mentioned above, against the U.S. dollar and Yen with all other variables held constant, the effects on the result before funding costs in the year would have been R$ 336,672 in 2024 (R$ 278,586 in 2023), lower or higher, excluding the effects of hedge contracted at the end of 2024, according to Note 5.1 (d).

The probable scenario below presents the effect on the income statements for the next 12 months considering the projected rates of the U.S. dollar and the Yen.

The Company understands that the scenario presented is reasonable, given the instability of the Brazilian real against the U.S. dollar and the Yen.

Probable scenario
(*)
Net currency exposure as of December 31, 2024 in US$ - Liabilities	303,978

US$ rate as of December 31, 2024	6.1923
Exchange rate estimated according to the scenario	6.0000
Difference between the rates	0.1923

Effect on the net financial result R$ - (loss)	58,455

Net currency exposure as of December 31, 2024 in Yen - Liabilities	36,787,581

Yen rate as of December 31, 2024	0.03947
Exchange rate estimated according to the scenario	0.04183
Difference between the rates	(0.00236)

Effect on the net financial result R$ - (loss)	(86,819)

Total effect on the net financial result in R$ - (loss)	(28,364)

(*)	For the probable scenario in U.S. dollars and Yen, the exchange rates estimated for December 31, 2025, were used, according to the Focus-BACEN and B3’s Benchmark Rate report, of December 31, 2024, respectively, excluding the effects of hedge contracted at the end of 2024, according to Note 5.1 (d).

Interest rate risk

This risk arises from the possibility that the Company could incur losses due to fluctuations in interest rates, increasing the financial expenses related to borrowings and financing.

The Company has not entered into any derivative contract to hedge against this risk, except for the financing at the Secured Overnight Financing Rate (SOFR), according to Note 5.1 (d); however, it continually monitors market interest rates, to evaluate the possible need to replace its debt.

The table below provides the borrowings and financing subject to different inflation adjustment indices:

	December 31, 2024	December 31, 2023
CDI(i)	15,250,135	9,966,111
TR(ii)	1,683,342	1,684,711
IPCA(iii)	2,982,735	3,038,378
TJLP(iv)	1,067,436	1,365,806
SOFR(v)	1,882,325	1,356,473
Interest and charges	572,399	392,906
Total	23,438,372	17,804,385

(i)	CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR – Interest Benchmark Rate
(iii)	IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	SOFR – Secured Overnight Financing Rate

Another risk to which the Company is exposed, is the mismatch of inflation adjustment indices of its debts with those of its service revenues. Tariff adjustments of services provided do not necessarily follow the increases in the inflation indexes to adjust borrowings, financing and interest rates affecting indebtedness

As of December 31, 2024, if interest rates on borrowings and financing had been 1 percentage point higher or lower with all other variables held constant, the effects on profit before taxes for the year would have been R$ 234,384
(R$ 178,044 in 2023) lower or higher, mainly as a result of lower or higher interest expense on floating rate borrowings and financing.

(b)	Credit risk

Credit risk is related to cash and cash equivalents, financial investments, as well as credit exposures to wholesale basis and retail customers, including accounts receivable, restricted cash, financial asset (indemnity) and accounts receivable from related parties. Credit risk exposure to customers is mitigated by sales to a dispersed base.

The maximum exposure to credit risk as of December 31, 2024 is the carrying amount of instruments classified as cash and cash equivalents, financial investments, restricted cash, trade receivables and accounts receivable from related parties in the balance sheet date. See additional information in Notes 7, 8, 9, 10 and 11.

Regarding the financial assets held with financial institutions, the credit quality was assessed by reference to external credit ratings (if available) or historical information about the bank’s default rates. For the credit quality of the banks, such as deposits and financial investments, the Company assesses the rating published by three main international agencies (Fitch, Moody's and S&P), as follows:

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AAA(bra)	AAA.br	-
Banco Santander Brasil S/A	-	AAA.br	brAAA
Brazilian Federal Savings Bank	AAA(bra)	AAA.br	brAAA
Banco Bradesco S/A	AAA(bra)	AAA.br	brAAA
Banco Itaú Unibanco S/A	AAA(bra)	AAA.br	-
Banco BV	-	AA+.br	brAAA
Banco BTG Pactual S/A	AAA(bra)	AAA.br	brAAA

The rating assessment disclosed by Fitch, for deposit transactions and financial investments in local currency is as follows:

	December 31, 2024	December 31, 2023
Cash and cash equivalents and financial investments
AAA(bra)	4,186,146	2,940,690
Others (*)	1,196,154	324,546
	5,382,300	3,265,236

(*)	As of December 31, 2024, this category includes R$ 298 (R$ 322,241 as of December 31, 2023) referring to Banco BV and the amount of R$ 1,195,511 referring to Banco Santander (as of December 31, 2023 – R$ 1,680), current accounts, and financial investments, which are not rated by Fitch.

(c)	Liquidity risk

Liquidity is primarily reliant upon cash provided by operating activities and borrowings and financing obtained in the local and international capital markets, as well as the payment of debts. The management of this risk considers the assessment of its liquidity requirements to ensure it has sufficient cash to meet its operating and capital expenditures needs.

The funds held are invested in interest-bearing current accounts, time deposits and securities, with instruments with appropriate maturity or liquidity sufficient to provide margin as determined by the projections mentioned above.

The table below shows the financial liabilities, by maturity, including the installments of principal and future interest. For agreements with floating interest rates, the interest rates used correspond to the base date of December 31, 2024.

	2025	2026	2027	2028	2029	2030 onwards	Total
As of December 31, 2024

Liabilities
Borrowings and financing	5,486,592	6,993,902	4,148,835	3,247,705	3,697,777	14,911,951	38,486,762
Trade payables and contractors	766,609	-	-	-	-	-	766,609
Services payable	1,438,507	-	-	-	-	-	1,438,507
Public-Private Partnership – PPP	452,323	470,080	487,400	505,288	523,832	5,918,847	8,357,770
Total	8,144,031	7,463,982	4,636,235	3,752,993	4,221,609	20,830,798	49,049,648

Cross default

The Company has borrowings and financing agreements including cross default clauses, i.e., the early maturity of any debt may imply the early maturity of these agreements. The indicators are continuously monitored to avoid the execution of these clauses, and the most restrictive ones are showed in Note 18 (c).

(d)	Derivative financial instruments

Under the Risk Management Policy and the Derivatives Transactions Program, which aim to manage financial risks and mitigate exposure to market variables that impact assets, liabilities, and/or cash flows, thus reducing the effects of undesirable fluctuations of these variables on the Company’s operations, Sabesp contracts hedge instruments, mainly for its financings denominated in foreign currency.

Criteria and guidelines for financial risk management were established to mitigate imbalances between assets and liabilities that have some sort of indexation exclusively to protect the Company’s indexed assets and liabilities that present some mismatch, without characterizing financial leverage.

The Company uses risk ratings disclosed by Standard Poor’s (S&P), Moody’s, or Fitch to support and complement the analysis and judgment of banking risk.

Operations contracted and settled in 2024

As of April 04, 2024, the Company contracted hedge operations, with no speculative nature, through swap transactions of debt variations denominated in US$ + 6.23% and Yen + 1.44% interest per year for a percentage of CDI + 0.13% p.a. The total value of the hedged debt with the aforementioned operations was 98.0%. For the aforementioned transactions, which matured on December 12, 2024, the Company did not apply the hedge accounting policy as it did not meet eligibility criteria, measuring them at fair value through profit or loss, recognizing gains and losses in the financial result as “net financial result”. These operations matured on December 12, 2024.

Below are the values of the swap contracts (US$ and Yen + interest vs. CDI) settled on December 12, 2024:

Operation	Currency	Financing	Notional Value Yen/US$ (thousand)	Fair Value of the Asset Position	Fair Value of the Liability Position	Gain / (Loss) with Derivatives – Swap settled on December 12
1	Yen	JICA 15 CONS	3,927,290	156,198	136,392	19,806
2	Yen	JICA 15 WORK	1,834,860	73,140	63,867	9,273
3	Yen	JICA 17 WORK	2,559,546	101,391	86,138	15,253
4	Yen	JICA 17 CONS	616,110	24,365	20,699	3,666
5	Yen	JICA 18 WORK	1,781,080	70,982	62,084	8,898
6	Yen	JICA 18 CONS	3,399,720	135,197	118,310	16,887
7	Yen	JICA 19 WORK	20,139,925	800,653	711,620	89,033
8	Yen	JICA 19 CONS	2,529,050	100,013	88,888	11,125
Subtotal			36,787,581	1,461,939	1,287,998	173,941
9	US$	IDB 1212	10,278	63,456	55,282	8,174
10	US$	IDB 4623	156,958	921,231	803,855	117,376
11	US$	IBRD 7662-BR	57,848	353,395	311,524	41,871
12	US$	IBRD 8916	78,894	376,478	338,041	38,437
Subtotal	Currency		303,978	1,714,560	1,508,702	205,858
Total				3,176,499	2,796,700	379,799

Operations Outstanding as of December 31, 2024

The Company entered into hedge operations, effective from December 12, 2024, with no speculative nature, through swap transactions denominated in US$ and Yen + annual interest, as shown in Note 18, for a percentage of CDI - 0.36% p.a. The total value of the debt hedged with the aforementioned operations was 100.0%. For these transactions, the Company applied the hedge accounting policy as it met eligibility criteria, using (i) cash flow hedge for US$-denominated debt, and (ii) fair value hedge for Yen-denominated debt.

The transactions have maturity dates ranging from July 21, 2025, to March 16, 2048, according to the maturities of the corresponding financing, as detailed in Note 18.

Below are the values of the swap contracts (USD and Yen + interest vs. CDI) as of December 31, 2024:

Operation	Currency	Financing	Notional Value Yen/US$	Fair Value of the Asset Position	Fair Value of the Liability Position	Fair Value, Net	Gain / (loss) with Derivatives- swap from December 12 to 31	Derivative instruments – swap designated as Cash Flow Hedge	Fair Value
1	Yen	JICA 15 CONS	3,927,290	154,834	156,205	(1,371)	(1,371)	-	326
2	Yen	JICA 15 WORK	1,834,860	75,069	73,013	2,056	2,056	-	(2,550)
3	Yen	JICA 17 WORK	2,559,546	105,119	101,762	3,357	3,357	-	(4,027)
4	Yen	JICA 17 CONS	616,110	25,302	24,476	826	826	-	(984)
5	Yen	JICA 18 WORK	1,781,080	70,242	70,869	(627)	(627)	-	153
6	Yen	JICA 18 CONS	3,399,720	134,034	135,221	(1,187)	(1,187)	-	282
7	Yen	JICA 19 WORK	20,139,925	823,242	800,959	22,283	22,283	-	(27,597)
8	Yen	JICA 19 CONS	2,529,050	99,813	100,460	(647)	(647)	-	9
Subtotal			36,787,581	1,487,655	1,462,965	24,690	24,690	-	(34,388)
9	US$	IDB 1212	10,278	65,698	62,314	3,384	-	3,384	-
10	US$	IDB 4623	156,958	972,082	951,770	20,312	-	20,312	-
11	US$	IBRD 7662-BR	57,848	355,973	350,680	5,293	-	5,293	-
12	US$	IBRD 8916	78,894	492,665	478,904	13,761	-	13,761	-
Subtotal			303,978	1,886,418	1,843,668	42,750	-	42,750	-
Total				3,374,073	3,306,633	67,440	24,690	42,750	(34,388)
	Cost of hedged instruments reclassified to other comprehensive income			-	-	-	-	(55,402)	-
	Other comprehensive income			-	-	-	-	12,652	-
	Deferred income tax and social contribution			-	-	-	-	(4,302)	-
	Other comprehensive income - net			-	-	-	-	8,350	-

(e)	Sensitivity analysis on interest rate risk

The table below shows the sensitivity analysis of the financial instruments, prepared in accordance with IFRS 7, in order to evidence the balances of main financial assets and liabilities, calculated at a rate projected for the twelve-month period after December 31, 2024, or until the final settlement of each contract, whichever occurs first, considering a likely scenario.

The purpose of the sensitivity analysis is to measure the impact of changes in the market on the financial instruments, considering constant all other variables. At the time of settlement the amounts can be different from those presented, due to the estimates used in the measurement.

December 31, 2024
Indicators	Exposure	Probable scenario

Assets
CDI	5,659,878	15.4100%(**)
Financial income		872,187

Liabilities
CDI	(15,250,135)	15.4100%(**)
Interest to be incurred		(2,350,046)
CDI net exposure	(9,590,257)	(1,477,859)

Assets
IPCA	17,601,626	4,9900%(*)
Operating revenue		878,321

Liabilities
IPCA	(2,982,735)	4,9900%(*)
Interest to be incurred		(148,838)
IPCA net exposure	(14,618,891)	729,483

Liabilities
TR	(1,683,342)	0.0191%(**)
Expenses to be incurred		(322)

TJLP	(1,067,436)	7.9500%(*)
Interest to be incurred		(84,861)

SOFR (***)	(1,882,325)	4.1870%(**)
Interest to be incurred		(78,813)

Total expenses to be incurred, net		(912,372)

(*)	Source: BACEN and LCA of December 31, 2024
(**)	Source: B3 of December 31, 2024
(***)	Source: Bloomberg – Hedged by financial instrument

5.2	Capital management

The Company’s objectives when managing capital are to ensure it continues to increase investments in infrastructure, provide returns for shareholders and benefits for other stakeholders, and maintain an optimal capital structure to reduce the cost of capital.

Capital is monitored based on the leverage ratio, which corresponds to net debt divided by total capital (shareholders and providers of capital). Net debt corresponds to total borrowings and financing less cash and cash equivalents and financial investments. Total capital is calculated as total equity plus net debt, as shown in the statement of financial position.

	December 31, 2024	December 31, 2023

Total borrowings and financing (Note 18)	25,258,297	19,536,350
(-) Cash and cash equivalents (Note 7)	(1,682,606)	(838,484)
(-) Financial investments (Note 8)	(3,699,694)	(2,426,752)

Net debt	19,875,997	16,271,114
Total equity	36,928,054	29,857,376

Total (shareholders plus providers of capital)	56,804,051	46,128,490

Leverage ratio	35%	35%

5.3	Fair value estimates

The Company considers that balances from trade receivables (current) and trade payables by carrying amount less impairment approximate their fair values, considering the short maturity. Long-term trade receivables also approximate their fair values, as they will be adjusted by inflation and/or will bear contractual interest rates over time.

5.4	Financial instruments

As of December 31, 2024, the Company had financial assets classified as amortized cost, fair value through other comprehensive income and fair value through profit or loss.

The financial instruments included in the amortized cost category comprise cash and cash equivalents, financial investments, restricted cash, trade receivables, balances with related parties, other assets and balances receivable from the Water National Agency (ANA), financial assets (indemnity), accounts payable to suppliers, borrowings and financing in local and foreign currency (except for the financing in Yen, which is being measured at fair value through profit or loss), services payable, balances payable deriving from the Public-Private Partnership (PPP) and program contract commitments, which are non-derivative financial assets and liabilities with fixed or determinable payments, not quoted in an active market, except for cash equivalents and financial investments.

The financial instruments included in the fair value through other comprehensive income and fair value through profit or loss categories are recorded in the derivative financial instruments line.

The estimated fair values of the financial instruments were as follows:

Financial Assets

	December 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	1,682,606	1,682,606	838,484	838,484
Financial investments	4,468,751	4,468,751	2,426,752	2,426,752
Restricted cash	37,715	37,715	54,944	54,944
Trade receivables	4,222,355	4,222,355	3,856,723	3,856,723
Instrumentos financeiros derivativos	67,440	67,440	-	-
Water and Basic Sanitation National Agency – ANA	1,993	1,993	2,673	2,673
Financial asset (indemnity)	17,601,626	17,601,626	-	-
Other assets	230,900	230,900	196,065	196,065

Additionally, SABESP has financial instrument assets receivables from related parties, totaling R$1,228,389 as of December 31, 2024 (R$1,196,545 as of December 31, 2023), which were calculated under the conditions negotiated between related parties. The conditions and additional information related to these financial instruments are disclosed in Note 11. Part of this balance, totaling R$1,105,299 (R$1,076,174 as of December 31, 2023), refers to reimbursement of additional retirement and pension plan - G0, indexed by IPCA plus simple interest of 0.5% p.m. On the transaction date, this interest rate approximated that of National Treasury Notes (NTN-b) with a term similar to the terms of related-party transactions.

Financial liabilities

	December 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	25,258,297	26,362,590	19,536,350	19,950,055
Trade payables and contractors	766,609	766,609	456,215	456,215
Services payable	1,438,507	1,438,507	750,732	750,732
Program contract commitments	-	-	34,016	34,016
Public-Private Partnership - PPP	3,306,219	3,306,219	3,286,614	3,286,614

The criteria adopted to obtain the fair values of borrowings and financing are as follows:

(i)	Agreements with CEF (Brazilian Federal Savings Bank) were projected until their final maturities, at the average interest rate plus TR x DI and the average contractual term, were adjusted to present value by a funding rate specific for the Company in similar contracts, plus TR x DI, on the end of the reporting period. TR x DI rates were obtained with B3.

(ii)	The debentures were projected up to the final maturity date according to contractual rates (IPCA, DI, TJLP or TR), and adjusted to present value considering the future interest rate published by Brazilian Financial and Capital Markets Association (ANBIMA) in the secondary market, or by equivalent market rates, or the Company’s shares traded in the Brazilian market.

(iii)	Financing – BNDES corresponds to instruments valued at their carrying amount restated until the maturity date, and are indexed by the long-term interest rate (TJLP).

These financings have specific characteristics and conditions defined in the financing agreements with BNDES, between independent parties, and reflect the conditions for these types of financing. Brazil does not have a consolidated market of long-term debts with the same characteristics of BNDES financing; thus, the offering of credit to entities in general, with such long-term characteristics, is usually restricted to BNDES.

(iv)	Other financings in local currency are considered by the carrying amount restated until the maturity date, adjusted to present value at future market interest rates. The future rates used were obtained on the website of B3.

(v)	Agreements with IDB and IBRD were projected until final maturity in origin currency, using the contracted interest rates plus Secured Overnight Finance Rate (SOFR’s) future rate, obtained with Bloomberg, adjusted to present value using the exchange coupon curve obtained with B3, plus future Treasury Financial Bills (LFT), disclosed by ANBIMA in the secondary market. All the amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2024.

(vi)	The contracts with the JPY + (YEN) index are projected until final maturity in the original currency, using the contracted interest rates, translated to the Brazilian real through the JPY/BRL forward rate (NDF) for the term and adjusted to present value using the interpolated DI curve, obtained from B3, and the accounting value is the same as the fair value. Additionally, for hedge accounting purposes, the IRR (Internal Rate of Return) at inception is used, calculated at the moment of designation.

(vii)	Lease and finance leases based on IFRS 16 correspond to instruments valued at their present value. Thus, the Company discloses the amount recorded as of December 31, 2024 as market value.

Financial instruments referring to financial investments and borrowings and financing are classified as Level 2 in the fair value hierarchy.

Considering the nature of other financial instruments, assets and liabilities, the balances recognized in the statement of financial position approximate the fair values, except for borrowings and financing, considering the maturities close to the end of the reporting date, comparison of contractual interest rates with market rates in similar operations at the end of the reporting period, their nature and maturity terms.